SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation of movements of liabilities to cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 3,566	$ 2,155
Changes from financing cash flows:
Net issuance (reduction) of commercial paper	(2,256)	1,445
Realized foreign exchange (gains) and losses	(79)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	53	(34)
Liabilities arising from financing activities at end of period	1,284	3,566
Current Portion of Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	272	310
Changes from financing cash flows:
Lease liability payments	(325)	(335)
Non-cash changes:
Reclassification of lease obligations	363	297
Liabilities arising from financing activities at end of period	310	272
Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	2,636	2,621
Non-cash changes:
Reclassification of lease obligations	(363)	(297)
Lease derecognition	(41)
New lease liabilities	308	312
Liabilities arising from financing activities at end of period	2,540	2,636
Current Portion of Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	1,413
Changes from financing cash flows:
Repayment of long-term debt	(2,451)
Loss on extinguishment of long-term debt	80
Realized foreign exchange (gains) and losses	128
Other	25
Non-cash changes:
Unrealized foreign exchange losses and (gains)	(47)	(20)
Reclassification of debt	1,083	1,433
Liabilities arising from financing activities at end of period	231	1,413
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	13,812	12,884
Changes from financing cash flows:
Gross proceeds from issuance of long-term debt	1,446	2,651
Debt issuance costs	(23)	(17)
Non-cash changes:
Unrealized foreign exchange losses and (gains)	(168)	(258)
Reclassification of debt	(1,083)	(1,433)
Deferred financing costs	5	(15)
Liabilities arising from financing activities at end of period	13,989	13,812
Partnership Liability
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	436	455
Changes from financing cash flows:
Distributions to non-controlling interest	(9)	(10)
Non-cash changes:
Reassessment of partnership liability		(9)
Liabilities arising from financing activities at end of period	427	436
Dividends Payable
Changes from financing cash flows:
Dividends paid on common shares	1,550	(1,670)
Non-cash changes:
Dividends declared on common shares	$ (1,550)	$ 1,670